Related party balances and transactions (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Lease liability- a related party	$ 345,444	$ 343,912
Ke Chen [Member]
Related Party Transaction [Line Items]
Due to shareholders	11,172	70,846
Lease liability- a related party	16,696	36,790
Hong Li [Member]
Related Party Transaction [Line Items]
Lease liability- a related party	$ 328,748	$ 307,122